Exhibit 99.1

Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	July 2016
Distribution Date	08/15/16
Transaction Month	16
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	March 20, 2015
Closing Date:	April 22, 2015

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,235,672,536.05	62,912	3.22%	59.18
Original Adj. Pool Balance:	$1,199,066,043.18

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$232,000,000.00	18.775%	0.33000%	April 15, 2016
Class A-2-A Notes	Fixed	$186,000,000.00	15.053%	0.69000%	April 16, 2018
Class A-2-B Notes	Floating	$230,000,000.00	18.613%	LIBOR + 0.22%	April 16, 2018
Class A-3 Notes	Fixed	$388,000,000.00	31.400%	1.12000%	November 15, 2019
Class A-4 Notes	Fixed	$75,520,000.00	6.112%	1.48000%	June 15, 2021
Class B Notes	Fixed	$21,580,000.00	1.746%	2.01000%	June 15, 2021
Class C Notes	Fixed	$35,970,000.00	2.911%	2.30000%	July 15, 2022
Total Securities		$1,169,070,000.00	94.610%

Overcollateralization		$29,996,043.18	2.428%
YSOA		$36,606,492.87	2.962%
Total Original Pool Balance		$1,235,672,536.05	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2-A Notes	$68,803,047.77	0.3699089	$56,131,340.72	0.3017814	$12,671,707.05
Class A-2-B Notes	$85,079,037.56	0.3699089	$69,409,722.39	0.3017814	$15,669,315.17
Class A-3 Notes	$388,000,000.00	1.0000000	$388,000,000.00	1.0000000	$-
Class A-4 Notes	$75,520,000.00	1.0000000	$75,520,000.00	1.0000000	$-
Class B Notes	$21,580,000.00	1.0000000	$21,580,000.00	1.0000000	$-
Class C Notes	$35,970,000.00	1.0000000	$35,970,000.00	1.0000000	$-
Total Securities	$674,952,085.33	0.5773410	$646,611,063.11	0.5530987	$28,341,022.22

Weighted Avg. Coupon (WAC)	3.09%		3.09%
Weighted Avg. Remaining Maturity (WARM)	44.83		43.90
Pool Receivables Balance	$736,100,733.48		$706,864,017.92
Remaining Number of Receivables	50,131		49,245

Adjusted Pool Balance	$715,720,330.80		$687,379,308.58

III. COLLECTIONS

Principal:
Principal Collections	$28,046,655.30
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$657,203.15
Total Principal Collections	$28,703,858.45

Interest:
Interest Collections	$1,896,537.88
Late Fees & Other Charges	$54,534.00
Interest on Repurchase Principal	$-
Total Interest Collections	$1,951,071.88

Collection Account Interest	$8,442.60
Reserve Account Interest	$949.63
Servicer Advances	$-

Total Collections	$30,664,322.56

1 of 3

Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	July 2016
Distribution Date	08/15/16
Transaction Month	16
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$30,664,322.56
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$30,664,322.56

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$613,417.28	$-	$613,417.28	613,417.28
Collection Account Interest					$8,442.60
Late Fees & Other Charges					$54,534.00
Total due to Servicer					$676,393.88

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2-A Notes		$39,561.75		$39,561.75
Class A-2-B Notes		$51,382.66		$51,382.66
Class A-3 Notes		$362,133.33		$362,133.33
Class A-4 Notes		$93,141.33		$93,141.33

Total Class A interest:		$546,219.07		$546,219.07	546,219.07

3. First Priority Principal Distribution:		$-		$-	0.00

4. Class B Noteholders Interest:		$36,146.50		$36,146.50	36,146.50

5. Second Priority Principal Distribution:		$-		$-	0.00

6. Class C Noteholders Interest:		$68,942.50		$68,942.50	68,942.50

Available Funds Remaining:					$29,336,620.61

7. Regular Principal Distribution Amount:					28,341,022.22

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2-A Notes		$12,671,707.05
Class A-2-B Notes		$15,669,315.17
Class A-3 Notes		$-
Class A-4 Notes		$-
Class A Notes Total:	$28,341,022.22	$28,341,022.22
Class B Notes Total:	$-	$-
Class C Notes Total:	$-	$-
Total Noteholders Principal	$28,341,022.22	$28,341,022.22

8. Required Deposit to Reserve Account			0.00

9. Trustee Expenses			0.00

10. Remaining Available Collections Released to Certificateholder			995,598.39

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$20,380,402.68
Beginning Period Amount	$20,380,402.68
Current Period Amortization	$895,693.34
Ending Period Required Amount	$19,484,709.34
Ending Period Amount	$19,484,709.34
Next Distribution Date Required Amount	$18,609,424.69

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,997,665.11
Beginning Period Amount	$2,997,665.11
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,997,665.11
Ending Period Amount	$2,997,665.11

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.40%
Overcollateralization Floor	3.40%

	Beginning	Ending	Target
Overcollateralization Amount	$40,768,245.47	$40,768,245.47	$40,768,245.47
Overcollateralization as a % of Original Adjusted Pool	3.40%	3.40%	3.40%
Overcollateralization as a % of Current Adjusted Pool	5.70%	5.93%	5.93%

2 of 3

Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	July 2016
Distribution Date	08/15/16
Transaction Month	16
30/360 Days	30
Actual/360 Days	31

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.82%	48,662	98.43%	$695,790,507.02
30 - 60 Days	0.90%	442	1.19%	$8,411,712.49
61 - 90 Days	0.23%	115	0.30%	$2,100,205.42
91-120 Days	0.05%	25	0.08%	$537,913.48
121 + Days	0.00%	1	0.00%	$23,679.51
Total		49,245		$706,864,017.92

Delinquent Receivables 30+ Days Past Due
Current Period	1.18%	583	1.57%	$11,073,510.90
1st Preceding Collection Period	1.13%	565	1.45%	$10,638,829.61
2nd Preceding Collection Period	1.13%	579	1.46%	$11,225,088.09
3rd Preceding Collection Period	0.93%	482	1.22%	$9,729,483.86
Four-Month Average	1.09%		1.42%

Repossession in Current Period		48		$979,109.55
Repossession Inventory		80		$658,840.37

Current Charge-Offs
Gross Principal of Charge-Offs				$1,190,060.26
Recoveries				$(657,203.15)
Net Loss				$532,857.11

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.87%

Average Pool Balance for Current Period				$721,482,375.70

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.89%
1st Preceding Collection Period				0.69%
2nd Preceding Collection Period				0.87%
3rd Preceding Collection Period				0.43%
Four-Month Average				0.72%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	84	1,191	$19,372,397.65
Recoveries	69	990	$(9,557,764.01)
Net Loss			$9,814,633.64
Cumulative Net Loss as a % of Initial Pool Balance			0.79%

Net Loss for Receivables that have experienced a Net Loss *	62	961	$9,825,550.08
Average Net Loss for Receivables that have experienced a Net Loss			$10,224.30

Principal Balance of Extensions			$3,430,573.64
Number of Extensions			168

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

3 of 3